Assets held for sale and Vessels and drydock- Summary of cost capitalized during the period (Details) - Capitalized cost $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	$ 8,710
Notional component of scrubber	150
Total drydock additions	8,860
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	14,003
BWTS	2,349
Other equipment	268
Capitalized interest	93
Total vessel additions	$ 16,713